(Loss)/Profit Before Tax (Details) - Schedule of (Loss)/Profit Before Tax	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Depreciation of:
- property, plant and equipment	RM 28,310,019		RM 15,859,909	RM 933,859
- right of use assets	124,572		126,945	116,801
Amortisation of intangible asset	27,871,638		22,423,148	15,423,146
Directors’ remuneration	153,911		60,000	67,277
Loss on disposal of subsidiaries	305,818
Incorporation expenses				4,135
Interest expense of lease liabilities	10,307	$ 2,183	4,235	6,085
Rental of equipment	6,360		6,095	4,770
Rental of premises	81,756		96,000	104,774
And crediting:
Gain on disposal of subsidiaries			(6,178)
Interest income	(1,607,963)	$ (340,526)	(776,511)	(229,225)
Negative goodwill				RM (94,672)